Intangible Assets and Goodwill - Schedule of Goodwill (Details) (10K) - LendingClub Corp [Member] - USD ($) $ in Thousands	3 Months Ended							9 Months Ended				12 Months Ended
	Sep. 30, 2017		Dec. 31, 2016	Sep. 30, 2016	[1]	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Beginning balance							$ 72,683	$ 35,633		$ 72,683		$ 72,683	$ 72,592
Other changes in goodwill													91
Goodwill impairment		[1]	$ 0	$ (1,650)		$ (35,400)	$ 0		[1]	$ (37,050)	[1]	(37,050)
Ending balance	$ 35,633		$ 35,633					$ 35,633				$ 35,633	$ 72,683	$ 72,592

[1]	Prior period amounts have been reclassified to conform to the current period presentation. See “Notes to Condensed Consolidated Financial Statements – Note 1. Basis of Presentation” for additional information.